Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investments
	As of June 30, 2024	As of June 30, 2023
Mutual funds	$—	$306,034
Total short-term investments	$—	$306,034